UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010
Shares		Value

	COMMON STOCK - 4.3%
	INSURANCE - 2.3%
10,727	American International Group, Inc. *	$ 366,220

	MINING - 2.0%
10,255	Vale SA, ADR	330,108

	TOTAL COMMON STOCK ( Cost - $641,996)	696,328

	MUTUAL FUNDS - 53.6%
	DEBT FUND - 25.6%
72,647	Nuveen High Yield Municipal Bond Fund	1,112,223
56,645	Vanguard Inflation-Protected Securities Fund	1,394,612
187,128	Western Asset High Yield Portfolio	1,596,198
		4,103,033
	EQUITY FUND - 28.0%
37,556	ProFunds UltraBull ProFund *	1,333,229
58,259	ProFunds UltraSmall-Cap ProFund *	891,940
6,751	Rydex Russell 2000 2x Strategy Fund *	897,578
56,174	Rydex S&P 500 2x Strategy Fund	1,358,843
		4,481,590

	TOTAL MUTUAL FUNDS ( Cost - $6,517,266)	8,584,623

	EXCHANGE TRADED FUNDS - 22.9%
	EQUITY FUND - 22.9%
67,613	ProShares Ultra Russell 2000	2,255,569
33,868	ProShares Ultra S&P 500	1,422,795
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,985,374)	3,678,364

	SHORT-TERM INVESTMENTS - 19.4%
	MONEY MARKET FUND - 19.4%
1,439,288	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, 0.01% **	1,439,288
863,491	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **	863,491
800,000	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.13% **	800,000
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,102,779)	3,102,779

	TOTAL INVESTMENTS - 100.2% ( Cost - $12,247,415) (a)	$ 16,062,094
	OTHER LIABILITIES LESS ASSETS - (0.2%)	(35,618)
	NET ASSETS - 100.0%	$ 16,026,476

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,814,679
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,814,679

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2010.

Adaptive Allocation Portfolio (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 696,328	$ -	$ -	$ 696,328
Mutual Funds	$ 6,328,202	$ 2,256,421	$ -	$ 8,584,623
Exchange Traded Funds	$ 3,678,364	$ -	$ -	$ 3,678,364
Money Market Funds	$ -	$ 3,102,779	$ -	$ 3,102,779
Total	$ 10,702,894	$ 5,359,200	$ -	$ 16,062,094

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adaptive Allocation Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/20/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/20/10